Cover	Nov. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 20, 2023
Entity File Number	000-56396
Entity Registrant Name	KING RESOURCES, INC.
Entity Central Index Key	0000774415
Entity Tax Identification Number	13-3784149
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Unit 1813, 18/F, Fo Tan Industrial Centre
Entity Address, Address Line Two	26-28 Au Pui Wan Street
Entity Address, City or Town	Fo Tan
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	35858905
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	KRFG
Entity Emerging Growth Company	false